Artisan Emerging Markets Fund
ARTISAN EMERGING MARKETS FUND Investor (formerly Advisor) – ARTZX Institutional – APHEX
INVESTMENT OBJECTIVE
Artisan Emerging Markets Fund seeks maximum long-term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Artisan Emerging Markets Fund	Investor	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Exchange Fee	none	none
Redemption Fee (as a percentage of amount redeemed or exchanged within 90 days or less)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Artisan Emerging Markets Fund		Investor	Institutional
Management Fees		1.05%	1.05%
Distribution (12b-1) Fees		none	none
Other Expenses		0.46%	0.14%
Acquired Fund Fees and Expenses	[1]	0.02%	0.02%
Total Annual Fund Operating Expenses		1.53%	1.21%
Fee Waiver and Expense Reimbursement	[2]	0.01%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.52%	1.21%
[1]	"Acquired Fund Fees and Expenses" shown are for the fiscal year ended September 30, 2014 and are indirect expenses the Fund may incur from investing in an investment company (acquired fund). To the extent that the Fund invests in acquired funds, Total Annual Fund Operating Expenses in the table above will not correlate to the ratio of expenses to average net assets shown in the "Financial Highlights" in the Fund's statutory prospectus, since the Financial Highlights reflect the operating expenses of the Fund and do not include fees and expenses of acquired funds.
[2]	Artisan Partners Limited Partnership, the Fund's investment adviser (“Artisan” or “Artisan Partners”), has contractually agreed to waive its management fee and reimburse the Fund for any other ordinary operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, and extraordinary charges such as litigation costs) in excess of 1.50% of its average daily net assets. This contract continues through February 1, 2016, at which time Artisan Partners will determine whether to renew, revise or discontinue it.

EXPENSE EXAMPLE
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund’s operating expenses are equal to Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement in the first year and Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Artisan Emerging Markets Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor	155	482	833	1,823
Institutional	123	384	665	1,467

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32.26% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Artisan employs a fundamental research process to construct a diversified portfolio of emerging market companies. Artisan seeks to invest in companies that it believes are uniquely positioned to benefit from the growth potential in emerging markets and possess a sustainable global competitive advantage.
  Sustainable Earnings. Artisan believes that over the long-term a stock’s price is directly related to the company’s ability to deliver sustainable earnings. Artisan determines a company’s sustainable earnings based upon financial and strategic analyses. Artisan’s financial analysis of a company’s balance sheet, income statement, and statement of cash flows focuses on identifying historical drivers of return on equity. Artisan’s strategic analysis examines a company’s competitive advantages and financial strength to assess sustainability.
  Risk Analysis. Artisan believes that a disciplined risk framework allows greater focus on fundamental stock selection. Artisan incorporates its assessment of company-specific and macroeconomic risks into its valuation analysis to develop a risk-adjusted target price. Artisan’s risk-rating assessment includes a review of the currency, inflation, monetary and fiscal policy and political risks to which a company is exposed.
  Valuation. Artisan believes that investment opportunities develop when businesses with sustainable earnings are under-valued relative to peers and historical industry, country and regional valuations. Artisan values a business and develops a price target for a company based on Artisan’s assessment of the business’s sustainable earnings and risk assessment.
Under normal circumstances, the Fund invests no less than 80% of its net assets plus any borrowings for investment purposes at market value at the time of purchase in equity securities of issuers domiciled, headquartered, or whose primary business activities or principal trading markets are in emerging and less developed markets. The Fund invests in common stocks and other equity securities of companies across a broad market capitalization range. The Fund may also invest to a limited extent in equity-linked securities that provide economic exposure to a security of one or more non-U.S. companies without a direct investment in the underlying securities (called “participation certificates” in this prospectus, but may be called different names by issuers).
PRINCIPAL RISKS
Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund. Artisan’s ability to choose suitable investments for the Fund has a significant impact on the Fund’s ability to achieve its investment objective. The Fund’s principal risks include:
  Market Risks. Markets may perform poorly and the returns from the securities in which the Fund invests may underperform returns from the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions or intervention, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.
  Foreign Investing Risks. Foreign securities may underperform U.S. securities, and may be more volatile than U.S. securities. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) and to securities of issuers with significant exposure to foreign markets include currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks, including less liquidity, high inflation rates, unfavorable economic practices, political instability and expropriation and nationalization risks.
  Emerging Markets Risks. Investment risks typically are greater in emerging and less developed markets. For example, in addition to the risks associated with investments in any foreign country, political, legal and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. Their securities markets may be less developed, and securities in those markets are generally more volatile and less liquid than those in the developed markets. Investing in emerging market countries may involve substantial risk due to, among other reasons, limited information; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets as compared to those in developed countries; different clearing and settlement procedures and custodial services; and currency blockages or transfer restrictions. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war or ethnic, religious or racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Such markets may also be heavily reliant on foreign capital and, therefore, vulnerable to capital flight.
  Currency Risks. Foreign securities usually are denominated and traded in foreign currencies and the exchange rates between foreign currencies and the U.S. dollar fluctuate continuously. Since the Fund values its assets in U.S. dollars, the values of the Fund’s non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The Fund usually does not hedge against possible variations in exchange rates, but, in limited circumstances, the Fund’s exposure to a particular currency that Artisan believes is overvalued may be hedged if the Fund has positions in securities traded in that currency. There can be no guarantee that any hedging activity will be successful. Hedging activity or use of forward foreign currency contracts may reduce or limit the opportunity for gain and involves counterparty risk, which is the risk that the contracting party will not fulfill its contractual obligation to deliver the currency contracted for at the agreed upon price to the Fund.
  Small and Medium-Sized Company Risks. Securities of small and medium-sized companies tend to be more volatile and less liquid than securities of large companies. Compared to large companies, small and medium-sized companies typically may have analyst coverage by fewer brokerage firms – meaning they may trade at prices that reflect incomplete or inaccurate information. Smaller companies may have a shorter history of operations, less access to financing, and a less diversified product line – making them more susceptible to market pressures and more likely to have volatile security prices. During some periods, securities of small and medium-sized companies, as an asset class, have underperformed the securities of larger companies.
  Growth Investing Risks. Growth stocks may fall out of favor with investors and underperform other asset types during given periods. A company may never achieve the earnings growth Artisan anticipated.
  Risks of Emphasizing a Region, Country, Sector or Industry. If the Fund has invested a higher percentage of its total assets in a particular region, country, sector or industry, changes affecting that region, country, sector or industry may have a significant impact on the performance of the Fund’s overall portfolio.
  Participation Certificates Risks. Investing in a participation certificate subjects the Fund to the risks associated with an investment in the underlying equity security and also exposes the Fund to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificate will not fulfill its contractual obligation to timely pay the Fund the amount owed under the certificate.
  Impact of Actions by Other Shareholders. The Fund, like all mutual funds, pools the investments of many investors. Actions by one investor or multiple investors may have an adverse effect on the Fund and on other investors. For example, shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net income and net realized gains, if any, thereby increasing or reducing the tax burden on the Fund’s shareholders subject to income tax who receive Fund distributions.

PERFORMANCE
This section provides some indication of the risks of investing in the Fund. The following bar chart shows how the performance of the Fund’s Institutional Shares has varied over time. The performance of Investor Shares of the Fund would be lower because of the higher expenses paid by Investor Shares of the Fund.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Calendar Year by Year Total Returns

Best Quarter 38.34% (quarter ended 6/30/09) Worst Quarter -30.65% (quarter ended 12/31/08)
Average Annual Total Returns (For Periods Ended 12/31/2014)
The following table shows the average annual total returns (before and after taxes) and the change in value of a broad-based market index over various periods ended December 31, 2014. The index information is intended to permit you to compare the Fund’s performance to a broad measure of market performance.

After-tax returns are shown only for Institutional Shares, and the after-tax returns for Investor Shares will vary from Institutional Shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

The “Return after taxes on distributions and sale of Fund shares” for the one- and five-year periods ended December 31, 2014 is greater than the “Return before taxes” because you are assumed to be able to use any capital loss realized on the sale of Fund shares to offset other taxable capital gains.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares in a tax-advantaged account, or to investors who are tax-exempt.

For periods prior to February 14, 2014, the performance shown below for the Fund’s Investor Shares is the performance of the Fund’s Advisor Shares. Effective February 14, 2014, the Fund’s Advisor Shares were redesignated as Investor Shares (the “Redesignation”). Because the fees and expenses of the Fund’s Investor Share class are the same as the fees and expenses of the Fund’s former Advisor Share class, the performance of the Fund’s Investor Shares would have been the same as the Fund’s Advisor Shares prior to the Redesignation.

For Periods Ended 12/31/14
Average Annual Total Returns Artisan Emerging Markets Fund	1-Year	5-Year	Since Inception	Inception Date
Institutional Shares	(4.13%)	(1.81%)	3.63%	Jun. 26, 2006
Institutional Shares Return after taxes on distributions	(4.45%)	(2.05%)	3.25%	Jun. 26, 2006
Institutional Shares Return after taxes on distributions and sale of Fund shares	(2.06%)	(1.32%)	2.85%	Jun. 26, 2006
Investor Shares	(4.41%)	(2.10%)	(4.65%)	Jun. 02, 2008
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	(2.19%)	1.78%	6.22%	Jun. 26, 2006

Updated Fund performance information may be obtained by calling 800.344.1770 or visiting www.artisanfunds.com.